Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 455,222	$ 388,891
Short-term investments	98,540	101,142
Accounts receivable, net	39,119	32,017
Prepaid expenses and other assets	3,721	5,523
Total current assets	596,602	527,573
Property and equipment, net	948	1,084
Right-of-use assets, net	4,466	4,273
Intangible assets, net	74,353	79,866
Goodwill	425,267	426,659
Deferred tax asset	0	180
Other non-current assets	907	906
Total non-current assets	505,941	512,968
Total assets	1,102,543	1,040,541
Liabilities and equity
Accounts payable and accrued expenses	22,877	24,564
Current lease liabilities	1,835	1,444
Income taxes payable	3,986	3,674
Contract liabilities	1,722	1,861
Current portion of borrowings with related party	0	34,846
Other current liabilities	1,538	1,760
Total current liabilities	31,958	68,149
Long-term borrowings with related party	32,436	0
Non-current lease liabilities	3,174	3,309
Deferred tax liabilities	22,212	17,360
Other non-current liabilities	1,349	1,338
Total non-current liabilities	59,171	22,007
Total liabilities	91,129	90,156
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive loss	(12,148)	(4,904)
Retained earnings	642,877	574,623
Equity attributable to DoubleDown Interactive Co., Ltd.	1,011,207	950,197
Equity attributable to non-controlling interests	207	188
Total equity	1,011,414	950,385
Total liabilities and equity	$ 1,102,543	$ 1,040,541